COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2022	Aug. 01, 2021	Jul. 26, 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Term of contract				12 months		12 months
Rent of office		$ 66
Cash paid for rent		$ 33
Weighted average remaining lease term		1 year 6 months
Weighted average discount rate		8.50%
Accumulated payment on clinical research development		$ 15,800
Clinical trial expense		$ 4,100	$ 1,100
New Lease Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Term of contract					1 year
Option to extend contract	one year until July 31, 2025
Consumer Price Index [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Option to extend contract		If the Company exercises its right to extend the lease for the additional year, the rent will increase by 5%.
Rent of office					$ 5
First Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development		$ 5,900
Second Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development		9,900
Non refundable payment of clinical research and development.		$ 1,514